LVIP Delaware REIT Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.22%
REIT Apartments–16.48%
American Campus Communities, Inc.	27,234	$ 1,524,287
American Homes 4 Rent Class A	110,774	4,434,283
AvalonBay Communities, Inc.	50,966	12,658,425
Camden Property Trust	47,568	7,905,802
Equity Residential	154,662	13,907,207
Essex Property Trust, Inc.	38,403	13,267,468
Invitation Homes, Inc.	326,571	13,121,623
Mid-America Apartment Communities, Inc.	30,834	6,458,181
UDR, Inc.	20,431	1,172,127
		74,449,403
REIT Diversified–15.60%
Digital Realty Trust, Inc.	99,784	14,149,371
Duke Realty Corp.	207,109	12,024,749
EPR Properties	14,309	782,846
Equinix, Inc.	25,999	19,281,378
Gaming & Leisure Properties, Inc.	96,457	4,526,727
Lamar Advertising Co. Class A	21,689	2,519,828
LXP Industrial Trust	407,265	6,394,061
Outfront Media, Inc.	18,552	527,433
VICI Properties, Inc.	322,344	9,173,910
WP Carey, Inc.	13,674	1,105,406
		70,485,709
REIT Health Care–8.29%
CareTrust REIT, Inc.	204,382	3,944,573
Healthcare Trust of America, Inc. Class A	211,480	6,627,783
Healthpeak Properties, Inc.	72,038	2,473,065
Medical Properties Trust, Inc.	272,022	5,750,545
Ventas, Inc.	42,944	2,652,221
Welltower, Inc.	166,287	15,986,832
		37,435,019
REIT Hotels–2.53%
Apple Hospitality REIT, Inc.	451,303	8,109,915
†Chatham Lodging Trust	241,903	3,335,842
		11,445,757
REIT Manufactured Homes–3.59%
Equity LifeStyle Properties, Inc.	84,332	6,449,712
Sun Communities, Inc.	55,773	9,776,449
		16,226,161
REIT Office Property–7.83%
Alexandria Real Estate Equities, Inc.	66,335	13,349,919
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Office Property (continued)
Boston Properties, Inc.	8,279	$ 1,066,335
City Office REIT, Inc.	30,730	542,692
Cousins Properties, Inc.	136,536	5,501,035
Douglas Emmett, Inc.	41,473	1,386,028
Highwoods Properties, Inc.	129,422	5,919,762
Kilroy Realty Corp.	48,743	3,724,940
Orion Office REIT, Inc.	16,829	235,606
Piedmont Office Realty Trust, Inc. Class A	210,999	3,633,403
		35,359,720
REIT Regional Malls–2.61%
Simon Property Group, Inc.	89,478	11,771,726
		11,771,726
REIT Shopping Centers–8.98%
Brixmor Property Group, Inc.	298,149	7,695,226
Kimco Realty Corp.	236,609	5,844,242
Kite Realty Group Trust	197,450	4,495,937
Phillips Edison & Co., Inc.	185,419	6,376,559
Regency Centers Corp.	84,406	6,021,524
Retail Opportunity Investments Corp.	323,555	6,273,731
SITE Centers Corp.	172,107	2,875,908
Urban Edge Properties	52,461	1,002,005
		40,585,132
REIT Single Tenant–8.09%
Agree Realty Corp.	46,252	3,069,283
Essential Properties Realty Trust, Inc.	148,942	3,768,233
Four Corners Property Trust, Inc.	146,205	3,953,383
National Retail Properties, Inc.	74,232	3,335,986
Realty Income Corp.	170,872	11,841,429
Spirit Realty Capital, Inc.	113,148	5,207,071
STORE Capital Corp.	184,273	5,386,300
		36,561,685
REIT Storage–12.83%
CubeSmart	67,440	3,508,903
Extra Space Storage, Inc.	69,207	14,228,959
Life Storage, Inc.	72,358	10,161,234
National Storage Affiliates Trust	71,621	4,494,934
Public Storage	65,581	25,594,953
		57,988,983
REIT Warehouse/Industry–12.39%
Plymouth Industrial REIT, Inc.	60,882	1,649,902
Prologis, Inc.	306,858	49,551,430
LVIP Delaware REIT Fund–1

LVIP Delaware REIT Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
Rexford Industrial Realty, Inc.	10,735	$ 800,724
Terreno Realty Corp.	53,492	3,961,082
		55,963,138
Total Common Stock (Cost $318,032,093)		448,272,433

MONEY MARKET FUND–0.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	2,163,541	2,163,541
Total Money Market Fund (Cost $2,163,541)		2,163,541
TOTAL INVESTMENTS–99.70% (Cost $320,195,634)	$450,435,974
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	1,359,269
NET ASSETS APPLICABLE TO 28,338,859 SHARES OUTSTANDING–100.00%	$451,795,243

† Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware REIT Fund–2

LVIP Delaware REIT Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware REIT Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$448,272,433	$—	$—	$448,272,433
Money Market Fund	2,163,541	—	—	2,163,541
Total Investments	$450,435,974	$—	$—	$450,435,974
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware REIT Fund–3